Securities Sold Under Agreements to Repurchase - Summary of Repurchase Agreements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FHLB New York [Member]
Repurchase Agreement Counterparty [Line Items]
FHLBNY repurchase agreements outstanding at year end			$ 15,000
Weighted average interest rate at year end			4.84%
Approximate average amount outstanding during the year		18,333	15,000
Approximate weighted average rate during the year		2.30%	4.91%
Customers [Member]
Repurchase Agreement Counterparty [Line Items]
FHLBNY repurchase agreements outstanding at year end	478	1,968	5,668
Weighted average interest rate at year end	0.08%	0.17%	0.08%
Approximate average amount outstanding during the year	$ 1,469	$ 4,859	$ 6,659
Approximate weighted average rate during the year	0.14%	0.15%	0.10%